Shareholder Report, Holdings (Details)	May 31, 2026
C000273514 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000273514 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000273514 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240872 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000240872 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000161175 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161175 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000161180 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161180 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000161177 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161177 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000161178 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161178 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000161176 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161176 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000161786 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161786 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000166882 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000166882 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000166882 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000166883 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000166883 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000166883 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000237844 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000237844 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000237844 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025196 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025196 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025196 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025201 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025201 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025201 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025198 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025198 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025198 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025199 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025199 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025200 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025200 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025200 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025197 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025197 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025197 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088802 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000088802 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000088802 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088803 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000088803 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000088803 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088804 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000088804 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000088804 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000167141 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000167141 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000167141 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000214495 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000214495 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000214495 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000229775 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000229775 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000229775 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000229774 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000229774 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000229774 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000240871 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000025309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000025314 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000025311 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000025312 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000025313 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000025310 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000088822 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000088823 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000229777 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000229776 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000260398 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	114.40%
C000025302 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000025302 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000025307 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000025307 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000025304 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000025304 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000025305 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000025305 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000025306 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000025306 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000025303 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000025303 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000088821 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000088821 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000088819 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000088819 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000088820 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000088820 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000025203 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000025208 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000025205 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000025206 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000025207 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000025204 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000088805 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000088806 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000166000 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000166000 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000166000 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166000 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000166000 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166000 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000166000 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166000 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166000 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166000 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000166001 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000166001 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000166001 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166001 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000166001 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166001 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000166001 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166001 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166001 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166001 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000240873 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240873 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240873 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240873 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000240873 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000240873 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240873 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240873 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240873 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240873 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000161182 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000161182 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000161182 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161182 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000161182 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000161182 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000161182 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000161182 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161182 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161182 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000172503 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000172503 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000172503 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000172503 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000172503 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000172503 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000172503 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000172503 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000172503 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172503 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000166002 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000166002 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000166002 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166002 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000166002 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166002 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000166002 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166002 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166002 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166002 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000172501 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000172501 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000172501 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000172501 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000172501 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000172501 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000172501 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000172501 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000172501 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172501 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000251956 | Variable Rate Demand Note - BNY-91412GSH9
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000251956 | Non-Financial Company Commercial Paper - BNY-13080MEV5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000251956 | U.S. Treasury Obligations - BNY-912797TU1
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000251956 | Other Municipal Security - BNY-544657JC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251956 | Tender Option Bond - BNY-88035RK52
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251956 | Other Municipal Security - BNY-544647MQ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251959 | Variable Rate Demand Note - BNY-91412GSH9
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000251959 | Non-Financial Company Commercial Paper - BNY-13080MEV5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000251959 | U.S. Treasury Obligations - BNY-912797TU1
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000251959 | Other Municipal Security - BNY-544657JC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251959 | Tender Option Bond - BNY-88035RK52
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251959 | Other Municipal Security - BNY-544647MQ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251958 | Variable Rate Demand Note - BNY-91412GSH9
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000251958 | Non-Financial Company Commercial Paper - BNY-13080MEV5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000251958 | U.S. Treasury Obligations - BNY-912797TU1
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000251958 | Other Municipal Security - BNY-544657JC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251958 | Tender Option Bond - BNY-88035RK52
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251958 | Other Municipal Security - BNY-544647MQ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251957 | Variable Rate Demand Note - BNY-91412GSH9
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000251957 | Non-Financial Company Commercial Paper - BNY-13080MEV5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000251957 | U.S. Treasury Obligations - BNY-912797TU1
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000251957 | Other Municipal Security - BNY-544657JC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251957 | Tender Option Bond - BNY-88035RK52
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251957 | Other Municipal Security - BNY-544647MQ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251955 | Variable Rate Demand Note - BNY-91412GSH9
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000251955 | Non-Financial Company Commercial Paper - BNY-13080MEV5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000251955 | U.S. Treasury Obligations - BNY-912797TU1
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000251955 | Other Municipal Security - BNY-544657JC4
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251955 | Tender Option Bond - BNY-88035RK52
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251955 | Other Municipal Security - BNY-544647MQ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166884 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166884 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000166884 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000166884 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166884 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166885 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166885 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000166885 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000166885 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166885 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025210 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025210 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000025210 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025210 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025210 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025212 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025212 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000025212 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025212 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025212 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025213 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025213 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000025213 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025213 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025213 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025211 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025211 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000025211 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025211 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025211 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000251961 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000251961 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000251961 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251961 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000251961 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251964 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000251964 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000251964 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251964 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000251964 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251963 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000251963 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000251963 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251963 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000251963 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251962 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000251962 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000251962 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251962 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000251962 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251960 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000251960 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000251960 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251960 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000251960 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000264902 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	99.00%

[1]	Represents less than 0.05%
[2]	Represents less than 0.05%
[3]	Represents less than 0.05%
[4]	Represents less than 0.05%
[5]	Represents less than 0.05%
[6]	Represents less than 0.05%
[7]	Represents less than 0.05%